Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	Redeemable convertible preferred stock [Member]	Common stock [Member]	Additional paid-in capital [Member]	Deferred compensation [Member]	Deficit accumulated during the development stage [Member]	Total
Balance at Jul. 10, 2003	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Jul. 10, 2003	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to initial stockholder (in shares)		138,000
Effect of June 2012 reverse stock split (see Note 3) (in shares)		(124,000)
Net loss					(1,032)	(1,032)
Balance at Dec. 31, 2003	0	0	0	0	(1,032)	(1,032)
Balance (in shares) at Dec. 31, 2003	0	14,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(2,438)	(2,438)
Issuance of Series A Redeemable Convertible Preferred stock, net of expenses	30,126					0
Issuance of Series A Redeemable Convertible Preferred stock, net of expenses (in shares)	18,741,000
Conversion of notes payable, including interest	3,562					0
Conversion of notes payable, including interest (in shares)	2,203,000
Issuance of restricted common stock to employees and nonemployees		1	336	(336)		1
Issuance of restricted common stock to employees and nonemployees (in shares)		24,000
Issuance of common stock to consultants			21			21
Issuance of common stock to consultants (in shares)		14,000
Issuance of common stock to convertible noteholders			67			67
Issuance of common stock to convertible noteholders (in shares)		9,000
Issuance of options to purchase common stock to consultants for services rendered			14	(14)		0
Amortization of deferred compensation				23		23
Change in value of restricted common stock subject to vesting			11	(11)		0
Accretion of redeemable convertible preferred stock to redemption value	1,035				(1,035)	(1,035)
Balance at Dec. 31, 2004	34,723	1	449	(338)	(4,505)	(4,393)
Balance (in shares) at Dec. 31, 2004	20,944,000	61,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(9,627)	(9,627)
Issuance of Series A Redeemable Convertible Preferred stock, net of expenses	5,223					0
Issuance of Series A Redeemable Convertible Preferred stock, net of expenses (in shares)	3,247,000
Issuance of restricted common stock to employees and nonemployees			140	(139)		1
Issuance of restricted common stock to employees and nonemployees (in shares)		6,000
Issuance of warrants to purchase preferred stock to noteholders			681			681
Issuance of options to purchase common stock to consultants for services rendered			7	(7)		0
Amortization of deferred compensation				111		111
Accretion of redeemable convertible preferred stock to redemption value	3,164				(3,164)	(3,164)
Balance at Dec. 31, 2005	43,110	1	1,277	(373)	(17,296)	(16,391)
Balance (in shares) at Dec. 31, 2005	24,191,000	67,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(20,873)	(20,873)
Issuance of Series B Redeemable Convertible Preferred stock at $1.82 per share, net of expenses	50,040					0
Issuance of Series B Redeemable Convertible Preferred stock at $1.82 per share, net of expenses (in shares)	27,637,000
Issuance of common stock upon exercise of options			9			9
Repurchased nonvested restricted stock (in shares)		(1,000)
Reclassification of deferred compensation			(373)	373		0
Reclassification of warrants to purchase preferred stock			(681)			(681)
Stock-based compensation expense			400			400
Accretion of redeemable convertible preferred stock to redemption value	5,640				(5,640)	(5,640)
Balance at Dec. 31, 2006	98,790	1	632	0	(43,809)	(43,176)
Balance (in shares) at Dec. 31, 2006	51,828,000	66,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(30,988)	(30,988)
Issuance of Series C Redeemable Convertible Preferred stock at $1.82 per share, net of expenses	33,219					0
Issuance of Series C Redeemable Convertible Preferred stock at $1.82 per share, net of expenses (in shares)	18,333,000
Issuance of common stock upon exercise of options			60			60
Issuance of common stock upon exercise of options (in shares)		3,000
Repurchased vested restricted stock			(94)			(94)
Repurchased vested restricted stock (in shares)		(1,000)
Stock-based compensation expense			664			664
Accretion of redeemable convertible preferred stock to redemption value	8,742				(8,742)	(8,742)
Balance at Dec. 31, 2007	140,751	1	1,262	0	(83,539)	(82,276)
Balance (in shares) at Dec. 31, 2007	70,161,000	68,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(42,393)	(42,393)
Issuance of Series C Redeemable Convertible Preferred stock at $1.82 per share, net of expenses	21,352					0
Issuance of Series C Redeemable Convertible Preferred stock at $1.82 per share, net of expenses (in shares)	11,793,000
Issuance of common stock upon exercise of options			28			28
Stock-based compensation expense			1,317			1,317
Accretion of redeemable convertible preferred stock to redemption value	11,754				(11,754)	(11,754)
Balance at Dec. 31, 2008	173,857	1	2,607	0	(137,686)	(135,078)
Balance (in shares) at Dec. 31, 2008	81,954,000	68,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(29,845)	(29,845)
Issuance of common stock upon exercise of options			54			54
Issuance of common stock upon exercise of options (in shares)		2,000
Stock-based compensation expense			855			855
Accretion of redeemable convertible preferred stock to redemption value	14,059				(14,059)	(14,059)
Balance at Dec. 31, 2009	187,916	1	3,516	0	(181,590)	(178,073)
Balance (in shares) at Dec. 31, 2009	81,954,000	70,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(25,600)	(25,600)
Issuance of common stock upon exercise of options			14			14
Issuance of common stock upon exercise of options (in shares)		3,000
Stock-based compensation expense			953			953
Accretion of redeemable convertible preferred stock to redemption value	3,993				(3,993)	(3,993)
Conversion of preferred stock to common stock	(191,909)		191,909			191,909
Conversion of preferred stock to common stock (in shares)	(81,954,000)	566,000
Conversion of preferred stock warrants to common stock warrants			123			123
Proceeds from initial public offering, net of expenses			25,727			25,727
Proceeds from initial public offering, net of expenses (in shares)		600,000
Balance at Dec. 31, 2010	0	1	222,242	0	(211,183)	11,060
Balance (in shares) at Dec. 31, 2010	0	1,239,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to initial stockholder (in shares)						1,107,939
Net loss					(19,061)	(19,061)
Proceeds from equity financing, net of expenses		1	28,940			28,941
Proceeds from equity financing, net of expenses (in shares)		1,108,000
Issuance of warrants to purchase common stock issued in connection with equity financing			(16,947)			(16,947)
Issuance of common stock upon exercise of options			83			83
Issuance of common stock upon exercise of options (in shares)		18,000
Issuance of restricted stock to employees (in shares)		31,000
Cancellation of restricted stock to employees (in shares)		(15,000)
Issuance of warrants to purchase common stock in connection with debt financing			105			105
Stock-based compensation expense			834			834
Balance at Dec. 31, 2011	0	2	235,257	0	(230,244)	5,015
Balance (in shares) at Dec. 31, 2011	0	2,381,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(12,840)	(12,840)
Issuance of warrants to purchase common stock issued in connection with equity financing						0
Issuance of common stock upon exercise of options			10			10
Issuance of common stock upon exercise of options (in shares)		3,000				2,432
Issuance of restricted stock to employees			0			0
Issuance of restricted stock to employees (in shares)		68,000
Cancellation of restricted stock to employees			(5)			(5)
Cancellation of restricted stock to employees (in shares)		(3,000)
Stock-based compensation expense			428			428
Conversion of notes payable, including interest						0
Conversion of preferred stock warrants to common stock warrants						0
Balance at Sep. 30, 2012	$ 0	$ 2	$ 235,690	$ 0	$ (243,084)	$ (7,392)
Balance (in shares) at Sep. 30, 2012	0	2,449,000